PROPERTY, EQUIPMENT AND SOFTWARE	12 Months Ended
Dec. 31, 2024
PROPERTY, EQUIPMENT AND SOFTWARE
PROPERTY, EQUIPMENT AND SOFTWARE

5. PROPERTY, EQUIPMENT AND SOFTWARE

Property, equipment and software consist of the following:

	As of December 31,
	2024	2023
Cost
Computer hardware and laboratory equipment	$147	$1,328
Leasehold improvement	—	869
Software	—	105
Office furniture and equipment	278	439
Total property, equipment and software	425	2,741

Less: accumulated depreciation and amortization	(224)	(964)

Total net book value of property, equipment and software	$201	$1,777

The total amounts recognized in the consolidated statements of comprehensive loss for depreciation and amortization expenses amounted to approximately $0.3 million, $0.5 million and $0.2 million for the years ended December 31, 2024, 2023 and 2022, respectively.

For the year ended December 31, 2024, the Group recognized $1.2 million of impairment loss related to long-lived assets located at the Group’s former laboratory facility in San Diego, California. The fair value of the long-lived assets and resulting impairment loss were measured using a market pricing approach based on recent transactions. There was no impairment of the value of the Group’s long-lived assets for the years ended December 31, 2023 and 2022.